Income Taxes - Schedule of Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Statutory Tax Rate [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 2,824	$ 1,955	$ 578
Tax rate differential on entities not subject to PRC income tax	(1,642)	(547)	520
Additional deduction of research and development expenses	(218)	(273)	(476)
Foreign rate differences, net	125	175	724
Other non-taxable income	(1,040)	(1,194)	(786)
Unrecognized tax benefits	(72)	119	(426)
Other non-deductible expenses	161	24	32
Net change in valuation allowances	19	(49)	90
Prior year true up	5	(100)	(1)
Income tax expense	$ 162	$ 110	$ 255